Derivative liability - Changes in fair values of the derivative liability (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2020 $ / shares	Jun. 30, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Derivative liability
Balance, beginning		$ 7,072,134	$ 4,752,875
Warrants issued		0	0
Warrants exercised			(607,133)
Changes in fair value of derivative liabilities		2,912,203	2,926,392
Balance, ending		$ 9,984,337	$ 7,072,134
Warrants Issuance Price Per Share | $ / shares	$ 0.50
Warrants Price Per Share | $ / shares	$ 0.85